Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation expense	The stock-based compensation expense related to employees and non-employee directors recognized for the following instruments and transactions are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
WeWork Partnerships Profits Interest Units	$101,982	$874	$15,128
Service-based vesting stock options	12,685	28,154	83,564
Service, performance and market-based vesting stock options	12,679	1,133	—
Restricted Stock Units	34,462	8,242	10,989
2019 Tender Offer	—	—	136,032
2020 Tender Offer	—	9,130	112,788
2021 Tender Offer	47,970	—	—
2020 Option Repricing	1,184	1,276	—
PacificCo LTEIP exit event	—	11,421	—
Other	$2,707	$2,546	$468
Total	$213,669	$62,776	$358,969

The stock-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Stock-based compensation included in:
Location operating expenses	$14,950	$8,975	$46,135
Selling, general and administrative expenses	94,790	41,783	300,612
Restructuring and other related costs	103,929	12,018	12,222
Total stock-based compensation expense	$213,669	$62,776	$358,969

The stock-based compensation expense related to non-employee contractors for services rendered are reported in selling, general and administrative expenses and include the following instruments and transactions:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Service-based vesting stock options(1)	$(2,271)	$1,747	$2,209
ChinaCo ordinary share subscription rights	—	6,146	18,040
Other	—	—	118
Total	$(2,271)	$7,893	$20,367

(1)The $2.3 million recovery recognized during the year ended December 31, 2021 was related to expense previously taken for unvested options that were forfeited. For the years ended December 31, 2021, 2020 and 2019, $0.1 million, $0.4 million and $1.1 million, respectively, of expense relating to stock options awarded to non-employees relating to goods received and services provided was capitalized and recorded as a component of property and equipment on the consolidated balance sheets.

WeWork Partnerships Profits Interest Units activity
The following table summarizes the WeWork Partnerships Profits Interest Units activity during the year ended December 31, 2021:

	Number of	Weighted-	Weighted-	Aggregate
	WeWork	Average	Average	Intrinsic
	Partnerships	Distribution	Preference	Value
	Profits Interest Units	Threshold	Amount	(In thousands)
Outstanding, December 31, 2020	25,168,938	$21.64	$0.47	$—
Retroactive conversion of units due to Business Combination	(4,374,614)	$4.56	$—	—
Outstanding, December 31, 2020 (as converted)	20,794,324	$26.20	$0.47	—
Granted	—	$—	$—	—
Exchanged/redeemed	(19,896,032)	$10.38	$10.38	234,375
Forfeited/canceled	(856,235)	$59.65	$13.22	—
Outstanding, December 31, 2021	42,057	$59.65	$13.22	$—
Exercisable, December 31, 2021	42,057	$59.65	$13.22	$—
Vested and expected to vest, December 31, 2021	42,057	$59.65	$13.22	$—

Stock option activity
The following table summarizes the stock option activity during the year ended December 31, 2021:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life in Years	(In thousands)
Outstanding, December 31, 2020	34,077,898	$4.74	6.4	$12,534
Retroactive conversion of shares due to Business Combination	(5,923,079)	1.00
Outstanding, December 31, 2020 (as converted)	28,154,819	$5.74
Granted	—	$—
Exercised	(11,990,205)	$2.19
Forfeited/canceled	(4,579,589)	$11.71
Outstanding, December 31, 2021	11,585,025	$7.15	6.4	$49,478
Excercisable, December 31, 2021	7,487,907	$9.20	5.5	$25,579
Vested and expected to vest, December 31, 2021	11,585,025	$7.15	6.4	$49,478
Vested and exercisable, December 31, 2021	7,487,907	$9.20	5.5	$25,579

The following table summarizes the stock option activity during the year ended December 31, 2021:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Shares	Price	Life in Years	(In thousands)
Outstanding December 31, 2020	15,562,500	$2.09	9.4	$—
Retroactive conversion of shares due to Business Combination	(2,704,918)	0.44	0	—
Outstanding, December 31, 2020 (as converted)	12,857,582	$2.53	9.4	—
Granted	—	$—
Exercised	—	$—
Forfeited/canceled	(5,204,997)	$2.54
Outstanding, December 31, 2021	7,652,585	$2.54	8.4	$46
Exercisable, December 31, 2021	—	$—		$—
Vested and expected to vest, December 31, 2021	7,652,585	$2.54	8.4	$46
Vested and exercisable, December 31, 2021	—	$—		$—

Assumptions used to value stock options
The assumptions used to value stock options issued during the year ended December 31, 2020 and 2019, were as follows (these assumptions exclude the options exchange in the 2019 Option Repricing Exchange and 2020 Option Repricing described below and noted in the table above):

	December 31,
	2020	2019
Fair value of common stock	$ 2.51 - 2.54	$ 45.32 - 51.90
Weighted average expected term (years)	6.22	6.41
Weighted average expected volatility	51.0%	40.0%
Risk-free interest rate	0.30% - 1.02%	1.98% - 2.70%
Dividend yield	—	—

The assumptions used to value the stock options issued during the year ended December 31, 2020 (excluding options exchanged in the 2020 Option Repricing, described below) were as follows:

December 31,
2020
Fair value of common stock	$2.51 - $2.54
Weighted average expected term (years)	5.56
Weighted average expected volatility	50.0%
Risk-free interest rate	0.20% - 0.80%
Dividend yield	—%

Restricted stock and RSU activity	The following table summarizes the Company's restricted stock and RSU activity for the year ended December 31, 2021:

		Weighted Average
	Shares	Grant Date Value
Unvested, December 31, 2020	2,819,146	$16.85
Retroactive conversion of shares due to Business Combination	(490,001)	3.54
Unvested, December 31, 2020 (as converted)	2,329,145	20.39
Granted	14,425,969	5.89
Vested	(1,191,729)	17.62
2021 Tender Offer (1)	(490,837)	13.80
Forfeited/canceled	(2,841,926)	5.01
Unvested, December 31, 2021 (2)	12,230,623	$7.36

(1)As noted in the 2021 Tender Offer section below, during the year ended December 31, 2021 and in connection with the 2021 Tender Offer, the Company modified the liquidity event condition with respect to 490,837 RSUs held by 1,774 grantees, such that those RSUs became fully vested immediately prior to the closing of the 2021 Tender Offer. Refer therein for more details.
(2)The unvested balance includes (a) since the liquidity-based performance vesting condition was deemed satisfied upon the closing of the Business Combination, 8,733,215 RSUs, which will continue to vest over a three to seven year employment service period, (b) 1,995,245 RSUs as described above, (c) 1,239,285 RSUs as described above, and (d) 262,878 RSUs that will vest upon the satisfaction of specified improbable performance conditions.